Prepayments and other current assets - Summary of allowance for credit losses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Summary of activity in allowance for credit losses
Beginning balance	¥ 0
Current period provision, net	6,680
Ending balance	196
Cumulative effect of adoption of new accounting standard
Summary of activity in allowance for credit losses
Beginning balance	146
Current period provision, net	50
Ending balance	196
Accounting Standards Update 2016-13 | Cumulative effect of adoption of new accounting standard
Summary of activity in allowance for credit losses
Beginning balance	¥ 146